Equity (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of equity [abstract]
Schedule disclosing information related to movement in the share capital
(USD millions)	Jan 1, 2022	Movement in year	Dec 31, 2022	Movement in year	Dec 31, 2023	Movement in year	Dec 31, 2024

Share capital [1]	901	-11	890	-65	825	-32	793

Treasury shares	-48	-44	-92	51	-41	-12	-53

Outstanding share capital	853	-55	798	-14	784	-44	740

 1  At December 31, 2024 and 2023, the Novartis AG share capital consists of registered shares with a nominal value of CHF 0.49 each. Prior to the 2023 capital decrease (see Note 18.6), Novartis AG share capital at December 31, 2022 consisted of registered shares with a nominal value of CHF 0.50 each. No authorized and conditional capital exists.

Schedule disclosing information related to movement in the shares
		2024			2023			2022

Number of outstanding shares (in millions)	Note	Total Novartis shares	Total treasury shares[1]	Total outstanding shares	Total Novartis shares	Total treasury shares[1]	Total outstanding shares	Total Novartis shares	Total treasury shares[1]	Total outstanding shares

Balance at beginning of year		2 277.5	-233.5	2 044.0	2 403.7	-284.1	2 119.6	2 434.4	-199.5	2 234.9

Shares canceled for capital reduction [2]		-87.5	87.5		-126.2	126.2		-30.7	30.7

Shares acquired to be canceled [3]			-77.5	-77.5		-87.5	-87.5		-126.2	-126.2

Other share purchases [4]			-1.2	-1.2		-1.6	-1.6		-1.4	-1.4

Exercise of options and employee transactions [5]	18.8					2.8	2.8		1.9	1.9

Equity-based compensation plans [5]			9.7	9.7		10.4	10.4		10.4	10.4

Shares delivered to Alcon employees									0.0	0.0

Shares delivered to Sandoz employees			0.1	0.1		0.3	0.3

Total movements		-87.5	18.6	-68.9	-126.2	50.6	-75.6	-30.7	-84.6	-115.3

Balance at end of year		2 190.0	-214.9	1 975.1	2 277.5	-233.5	2 044.0	2 403.7	-284.1	2 119.6

[1] Approximately 86.0 million treasury shares (2023: 93.8 million; 2022: 99.0 million) are held in Novartis entities that restrict their availability for use.
[2] Novartis reduced its share capital by canceling shares that were repurchased on the SIX Swiss Exchange second trading line during previous years.
[3] Shares repurchased on the SIX Swiss Exchange second trading line under the CHF 10 billion share buyback authority approved at the 2021 Annual General Meeting (AGM), the additional CHF 10 billion authority approved at the 2022 AGM and the additional CHF 10 billion authority approved at the 2023 AGM. Since March 20, 2024, the share repurchases are executed under the authority approved at the 2023 AGM as all earlier authorizations are fully exhausted.

[4] Shares acquired from employees, which were previously granted to them under the respective equity-based compensation plans
[5] Shares delivered as a result of options being exercised and physical share deliveries related to equity-based compensation plans

Schedule disclosing information related to Dividend
	2024	2023	2022

Dividend per share (in CHF)	3.30	3.20	3.10

Total dividend payment (in USD billion)	7.6	7.3	7.5

Schedule disclosing information related treasury shares movements
		2024		2023		2022

	Note	Number of outstanding shares (in millions)	Equity impact USD m	Number of outstanding shares (in millions)	Equity impact USD m	Number of outstanding shares (in millions)	Equity impact USD m

Shares acquired to be canceled [1]		-77.5	-8 316	-87.5	-8 369	-126.2	-10 787

Other share purchases [2]		-1.2	-134	-1.6	-148	-1.4	-123

Purchase of treasury shares		-78.7	-8 450	-89.1	-8 517	-127.6	-10 910

Exercise of options and employee transactions [3]	18.8			2.8	146	1.9	88

Equity-based compensation plans [4]		9.7	1 060	10.4	904	10.4	854

Shares delivered to Alcon employees						0.0	5

Shares delivered to Sandoz employees		0.1	12	0.3	30

Total		-68.9	-7 378	-75.6	-7 437	-115.3	-9 963

[1] Shares repurchased on the SIX Swiss Exchange second trading line under the CHF 10 billion share buyback authority approved at the 2021 Annual General Meeting (AGM), the additional CHF 10 billion authority approved at the 2022 AGM and the additional CHF 10 billion authority approved at the 2023 AGM. Since March 20, 2024, the share repurchases are executed under the authority approved at the 2023 AGM as all earlier authorizations are fully exhausted.

[2] Shares acquired from employees, which were previously granted to them under the respective equity-based compensation plans
[3] Shares delivered as a result of options being exercised related to equity-based compensation plans and the delivery of treasury shares. The average share price of the shares delivered was significantly below market price, reflecting the strike price of the options exercised.

[4] Equity-settled share-based compensation is expensed in the consolidated income statement in accordance with the vesting period of the equity-based compensation plans. The value for the shares and options granted is credited to consolidated equity over the respective vesting period. In addition, tax benefits arising from tax-deductible amounts exceeding the expense recognized in the income statement are credited to equity.